Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information under the heading "Fund Management" in the "Fund Services" section on page 24.

Ford O'Neil is vice president of Advisor Balanced and manager of its fixed-income investments, a position he has held since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

1.> Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AIG-01-03 October 29, 2001
1.744347.103

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 29 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the fourth paragraph found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Balanced Fund Institutional Class
January 29, 2001
Prospectus

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information under the heading "Fund Management" in the "Fund Services" section on page 21.

Ford O'Neil is vice president of Advisor Balanced and manager of its fixed-income investments, a position he has held since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

AIGI-01-03 October 29, 2001
1.744350.103